Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Disclosure of change in presentation of cash interest paid	The table below summarizes the effect of this change in presentation, which had no impact on operating income, net income, or cash and cash equivalents.

Years Ended December 31 (millions)	2021	2020
Cash provided by operating activities, as previously reported	$282	$263
Add back: Interest paid	29	34
Cash provided by operating activities	$311	$297

Cash (used in) provided by financing activities, as previously reported	$(206)	$1,691
Less: Interest paid	(29)	(34)
Cash (used in) provided by financing activities	$(235)	$1,657

Disclosure of accounting policies requiring a more significant choice among policies and/or a more significant application of judgment

Accounting policy requiring a more significant choice among policies and/or a more significant application of judgment
Accounting policy	Yes	No
General application
(a) Basis of presentation		X
(b) Consolidation		X
(c) Use of estimates and judgments	X
(d) Financial instruments—recognition and measurement		X
(e) Hedge accounting		X
Results of operations focused
(f) Revenue recognition	X
(g) Depreciation, amortization and impairment	X
(h) Translation of foreign currencies		X
(i) Income and other taxes	X
(j) Share-based compensation	X
(k) Employee future benefit plans		X
Financial position focused
(l) Cash and cash equivalents		X
(m) Property, plant and equipment; intangible assets	X
(n) Lease liabilities		X
(o) Business combinations	X

Schedule of useful lives of property, plant, and equipment, right-of-use lease assets and intangible assets
Estimated useful lives for our property, plant and equipment and right-of-use assets subject to depreciation are as follows:

Estimated useful lives
Computer hardware and network assets	2 to 10 years
Buildings and leasehold improvements	5 to 20 years
Furniture and equipment	3 to 7 years
Right-of-use lease assets	3 to 20 years
Estimated useful lives for our intangible assets subject to amortization are as follows:

Estimated useful lives
Customer contracts and related customer relationships	4 to 15 years
Software	3 to 7 years
Brand	3 years
Standard operating procedures	5 years
Crowdsource assets	8 years